Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The table below summarizes select information related to variable interests held by the Company as of June 30, 2019 and December 31, 2018, of which we are not the primary beneficiary:

	June 30, 2019		December 31, 2018
	Total Assets	Maximum Exposure	Total Assets	Maximum Exposure
	(in millions)
Investments in unconsolidated affiliates	$478.8	$478.8	$9.2	$9.2